Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,414	$ 9,412	$ 7,101
Adjustments to reconcile net income to net cash provided by operating activities:
Other assets and liabilities	87	508	289
Net cash provided by operating activities	11,898	12,288	8,955
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid	(2,962)	(2,688)	(2,304)
Issuance of treasury stock	4
Net cash provided by financing activities	73,369	15,602	29,932
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	45,564	36,420	36,838
CASH AND CASH EQUIVALENTS AT END OF YEAR	102,017	45,564	36,420
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	10,414	9,412	7,101
Adjustments to reconcile net income to net cash provided by operating activities:
Equity earnings in subsidiary, net of dividends	(7,516)	(6,832)	(4,724)
Other assets and liabilities	(38)	70	13
Net cash provided by operating activities	2,860	2,650	2,390
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid	(2,962)	(2,688)	(2,304)
Issuance of treasury stock	4
Net cash provided by financing activities	(2,958)	(2,688)	(2,304)
Increase (decrease) in cash	(98)	(38)	86
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	969	1,007	921
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 871	$ 969	$ 1,007